2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Patent Costs	$ 47,000	$ 50,000
Other assets	413,000	$ 72,000
Net Operating loss carry forward	$ 73,000,000